Goodwill and Other Intangible Assets - Other Intangible Assets (Details 6) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	$ 3,679		$ 3,679		$ 4,039
Increase (Decrease) In Other Intangible Assets			(360)
Amortization of intangibles	212	235	429	478
Indefinite-Lived Intangible Assets (Excluding Goodwill)	600		600
Core Deposit Intangibles [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	4,132		4,132		4,280
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	3,398		3,398		3,401
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	734		734		879
Other intangibles [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	2,498		2,498		2,515
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	855		855		845
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	1,643		1,643		1,670
Purchased Credit Card Relationships [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	3,830		3,830		5,789
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	3,086		3,086		4,892
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	744		744		897
Amortization of intangibles	77	97	157	194
Other credit card- related intangibles [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	861		861		907
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	303		303		314
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	558		558		593
Amortization of intangibles	$ 27	$ 26	$ 53	$ 52